Restructuring (Tables)	9 Months Ended
Sep. 30, 2024
Restructuring and Related Activities [Abstract]
Summary of Restructuring Charges

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	(in thousands)
Restructuring charges	$—	$—	$45,789	$45,390
Total	$—	$—	$45,789	$45,390

Summary of Details of Movement in Restructuring Charges

	Nine Months Ended	Year Ended
	September 30, 2024	December 31, 2023
	(in thousands)
Opening provision	$6,999	$6,022
Charge during the period*	33,230	36,704
Utilization	(25,246)	(35,727)
Closing provision	$14,983	$6,999

*The charge for the nine months ended September 30, 2024 reflects the workforce reduction of $31.7 million and onerous contract costs of $1.5 million. The charge was recognised during the three months ended June 30, 2024.